SHAREHOLDERS' EQUITY (Schedule of Information about Share Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	8,066,749
Number exercisable	2,419,180
$2.70 - $4.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	7,039,294
Outstanding, Weighted-average remaining contractual life	5 years 9 months 26 days
Outstanding, Weighted average exercise price	$ 4.49
Number exercisable	1,652,333
Exercisable, Weighted average exercise price	$ 4.34
Exercise price, minimum	$ 2.70
Exercise price, maximum	$ 4.95
$6.00 - $15.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	306,762
Outstanding, Weighted-average remaining contractual life	5 years 1 month 10 days
Outstanding, Weighted average exercise price	$ 13.35
Number exercisable	270,060
Exercisable, Weighted average exercise price	$ 13.60
Exercise price, minimum	$ 6.00
Exercise price, maximum	$ 15.90
$17.25 - $20.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	290,581
Outstanding, Weighted-average remaining contractual life	4 years 5 months 23 days
Outstanding, Weighted average exercise price	$ 17.30
Number exercisable	154,073
Exercisable, Weighted average exercise price	$ 17.33
Exercise price, minimum	$ 17.25
Exercise price, maximum	$ 20.85
$21.00 - $28.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	397,769
Outstanding, Weighted-average remaining contractual life	3 years 3 months 29 days
Outstanding, Weighted average exercise price	$ 22.75
Number exercisable	310,371
Exercisable, Weighted average exercise price	$ 23.16
Exercise price, minimum	$ 21.00
Exercise price, maximum	$ 28.20
$32.25 - 48.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number outstanding	32,343
Outstanding, Weighted-average remaining contractual life	10 months 21 days
Outstanding, Weighted average exercise price	$ 35.87
Number exercisable	32,343
Exercisable, Weighted average exercise price	$ 35.87
Exercise price, minimum	$ 32.25
Exercise price, maximum	$ 48.75